UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

 (Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

 Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

 251 South Lake Avenue, Suite 800

Pasadena, CA 91101

 (Name and address of agent for service)

(800) 915-6566

 Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guinness Atkinson Alternative Energy Fund GAAEX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$58	1.11%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson Alternative Energy Fund produced a total return of 12.13% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within our portfolio, the top contributing segments were our electrical installation and electrification sectors, while underperforming segments included our solar/wind equipment and auto-exposed electrification names. We are encouraged at the diversity and breadth of contribution within the portfolio, with our top ten contributors equally split across US and Europe and representing all five of our master themes. Key discussion points were as follows:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and, in select cases (such as Legrand), exposure to the data centre sub-sector. One of the fund's top contributors was SPIE which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending.

  Amphenol shares performed strongly, having materially beaten revenue and operating margins expectations in 1Q results. Amphenol's IT interconnect solutions "IT Datacom" segment delivered +134% YoY growth (reflecting data centre and AI exposure) while four of its seven non-AI end markets posted mid-teens or better growth.

  Deal activity remained strong within the space, with Johnson Matthey contributing well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA. Management plan to return ~£1.4bn (60% of current market cap) to shareholders once the deal is closed.

  Sectors and companies in the portfolio that were relatively weaker over the period included: Enphase was directly affected by the cuts in subsidy to residential solar tax credits. Gentherm suffered from auto cycle weakness and uncertainties around Trump's tariffs. Owens Corning suffered after highlighting weakness in the North America Residential market. Ameresco was weak after management noted some uncertainty around federal government projects in its $2.5 billion backlog of contracted projects.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	12.13%	2.61%	9.88%	4.89%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/alternative-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$16,147,922
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	12%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Legrand SA	5.00%
Iberdrola SA	4.90%
Eaton Corp PLC	4.90%
Schneider Electric SE	4.80%
Siemens AG	4.80%
Trane Technologies PLC	4.80%
Hubbell Inc	4.60%
Amphenol Corp	4.30%
Spie SA	4.20%
Nextera Energy Inc	4.20%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Asia Focus Fund IASMX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$105	1.98%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson Asia Focus Fund produced a total return of 14.43% vs the MSCI AC Far East ex Japan Index (net return) of 16.88%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Asian markets were strong over the period, led by China, Hong Kong, Korea, Taiwan and Singapore. US fiscal and trade policies combined with high domestic stock valuations have prompted moves to diversify from heavy US stock exposure. Asia, along with Europe, has been a beneficiary.

  Leading sectors were Communication Services, Industrials, Financials, Health Care and Technology.

  Health Care was the top contributor to relative performance in the first half of 2025 with Sino Biopharmaceutical and China Medical Systems both rising around 60% on improving sentiment around China's home-grown research and development. Other significant contributors were Elite Material and Broadcom, both benefiting from the significant AI and datacenter capital expenditure plans.

  The Fund's weakest performer was Meituan, a Chinese food delivery company currently embroiled in intense competition with JD.Com, whose share price also fell over the period. Shenzhou International a textile maker and Haitian International a maker of machinery, specifically plastic injection molding machines, were both weaker on trade uncertainty.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	14.43%	19.02%	2.96%	3.95%
MSCI AC Far East ex Japan Index (Net Return)	16.88%	21.69%	4.86%	4.84%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/asia-focus-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$10,688,651
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	12%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	5.80%
Tencent Holdings Ltd	4.30%
NetEase Inc - ADR	4.30%
Samsung Electronics Co Ltd	4.10%
China Merchants Bank Co Ltd - H Shares	4.00%
China Medical System Holdings Ltd	3.90%
DBS Group Holdings	3.80%
Broadcom Inc	3.50%
JD.com Inc	3.40%
Applied Materials Inc	3.40%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	11.10%
Commercial Banks	7.80%
E-Commerce/Services	6.20%
Semiconductor Components - Integrated Circuits	5.80%
Internet Application Software	4.30%
Entertainment Software	4.30%
Medical Products	3.90%
E-Commerce/Products	3.60%
Electronic Component Miscellaneous	3.40%
Machinery - Construction & Mining	3.40%
Metal Processors & Fabricators	3.30%
Machinery - General Industries	3.30%
Internet & Direct Marketing Retail	3.30%
Personal Care Products	3.20%
MRI/Medical Diagnostic Imaging	3.20%
Auto - Cars/Light Trucks	3.10%
Photo Equipment & Supplies	3.10%
Food - Dairy Products	3.00%
Textile - Apparel	3.00%
Building Products - Cement/Aggregates	3.00%
Travel Services	2.90%
Insurance	2.90%
Rental Auto/Equipment	2.70%
Pharmaceuticals	2.60%
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson China & Hong Kong Fund ICHKX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$99	1.89%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson China & Hong Kong Fund produced a total return of 11.70% vs the MSCI China Index (net return) of 17.33%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in the Health Care sector, driven by Sino Biopharmaceutical.

  Stock selection in the Industrials sector, driven by Shenzhen Inovance Technology and Sany Heavy Industry.

Areas which detracted from the Fund's relative performance were:

  The Fund's lower exposure to AI related names and large cap stocks in Hong Kong in the first quarter. Alibaba was the strongest stock in the first quarter and is the second largest stock in the MSCI China Index, accounting for 9.7% the index. In the first quarter it rose 56% due to its exposure to AI in China. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%. As Alibaba outperformed in the first quarter, the Fund benefited from less of its outperformance than the index.

  Ultimately, the Fund's underweight to the following large cap stocks explains most of its underperformance versus the index: Alibaba and Tencent (both held), and Xiaomi, BYD and Pinduoduo (none held at the time). In the second quarter, we reduced the Fund's underweight to large cap offshore stocks by buying BYD and Meituan.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	11.70%	21.70%	-2.96%	0.36%
MSCI China Index (Net Return)	17.33%	33.78%	-0.99%	2.11%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/china-hong-kong-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$24,942,641
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	14%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd	4.50%
NetEase Inc - ADR	4.50%
Sino Biopharmaceutical Ltd	4.50%
Shandong Himile Mechanical Science & Technology Co Ltd	4.10%
AIA Group Ltd	4.10%
Hong Kong Exchanges & CL	3.90%
Geely Automobile Holdings Ltd	3.90%
Shenzhen H&T Intelligent Control Co., Ltd.	3.80%
China Merchants Bank Co Ltd - H Shares	3.80%
Weichai Power Co Ltd - H Shares	3.70%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Energy Fund GAGEX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$74	1.45%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson Global Energy Fund produced a total return of 5.31% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the Global Energy Fund over the period, stronger performers included:

  European Integrateds: seven of the top ten contributors were European integrateds, reflecting strength in broader European stock markets and a tilting away from low carbon investments back towards growth from fossil fuels.

  Canadian integrateds: Canadian oil benchmarks strengthened versus WTI, boosting cashflows, whilst tensions in the Middle East provided a reminder of the energy security qualities of Canadian oil supply.

  US refining: tighter refining capacity kept refining margins higher. Particular beneficiaries included Valero Energy and US major, Exxon.

Sectors in the portfolio that were relatively weaker over the period included:

  Services: Large cap diversified service companies Halliburton, Schlumberger and Baker Hughes underperformed, driven by a declining US oil/gas rig count and continued capital discipline from E&Ps and integrated oils.

  US E&Ps: Oil producers such as Devon, Diamondback and Conocophillips tend to have the greatest operational leverage in the portfolio to oil prices. With the spot Brent price down by 9% since the start of the year, so cashflows for these companies have shrunk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	5.31%	-6.07%	18.36%	1.56%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%
MSCI World Energy Index (Net Return)	4.56%	-0.84%	19.12%	4.58%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$9,610,826
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	0%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Shell PLC	6.10%
Chevron Corp	5.40%
TotalEnergies SE	5.40%
Exxon Mobil Corp	5.30%
Kinder Morgan Inc	4.50%
Imperial Oil Ltd	4.50%
Valero Energy Corp	4.20%
Suncor Energy Inc	4.20%
BP PLC	4.10%
ConocoPhillips	4.00%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Innovators Fund Investor Class/IWIRX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$65	1.24%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 10.32% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund overweight position to the Information Technology sector provided the greatest tailwind to outperformance, bolstered by strong selection effects within the sector. Fund holding Amphenol delivered strong gains (+42.8% USD), though the Fund benefitted from an underweight position to Apple (-17.9% USD) as the stock has struggled in the face of tariffs and related supply chain disruptions.

  The Fund also benefitted from strong stock selection within the Consumer Discretionary and Communication Services sectors driven by off benchmark holding Anta Sports (+21.6% USD) and Netflix (50.2% USD) which delivered stellar performance.

  With the prospect of a changing regulatory environment and the threat of tariffs, stocks within the Healthcare sector struggled, creating a slight headwind to performance, namely Novo Nordisk (-18.9% USD) and Thermo Fisher (-21.9% USD).From an asset allocation perspective, the Fund benefitted from a zero-weight allocation to Energy, Consumer Staples, Materials and Real Estate.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	10.32%	11.42%	14.91%	13.33%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$198,382,391
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	1%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Netflix Inc	4.20%
Amphenol Corp	4.10%
NVIDIA Corp	4.10%
Taiwan Semiconductor Manufacturing Co Ltd	3.90%
ANTA Sports Products Ltd	3.90%
Meta Platforms Inc. - Class A	3.80%
Intuit Inc	3.80%
Mastercard Inc	3.70%
KLA-Tencor Corp	3.70%
Intercontinental Exchange Inc	3.60%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Innovators Fund Institutional Class/GINNX Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$52	0.99%
How did the Fund perform during the reporting period?

In the first half of 2025, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 10.46% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund overweight position to the Information Technology sector provided the greatest tailwind to outperformance, bolstered by strong selection effects within the sector. Fund holding Amphenol delivered strong gains (+42.8% USD), though the Fund benefitted from an underweight position to Apple (-17.9% USD) as the stock has struggled in the face of tariffs and related supply chain disruptions.

  The Fund also benefitted from strong stock selection within the Consumer Discretionary and Communication Services sectors driven by off benchmark holding Anta Sports (+21.6% USD) and Netflix (50.2% USD) which delivered stellar performance.

  With the prospect of a changing regulatory environment and the threat of tariffs, stocks within the Healthcare sector struggled, creating a slight headwind to performance, namely Novo Nordisk (-18.9% USD) and Thermo Fisher (-21.9% USD).

  From an asset allocation perspective, the Fund benefitted from a zero-weight allocation to Energy, Consumer Staples, Materials and Real Estate.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	10.46%	11.69%	15.19%	13.60%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$198,382,391
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	1%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Netflix Inc	4.20%
Amphenol Corp	4.10%
NVIDIA Corp	4.10%
Taiwan Semiconductor Manufacturing Co Ltd	3.90%
ANTA Sports Products Ltd	3.90%
Meta Platforms Inc. - Class A	3.80%
Intuit Inc	3.80%
Mastercard Inc	3.70%
KLA-Tencor Corp	3.70%
Intercontinental Exchange Inc	3.60%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GUINNESS | ATKINSON
FUNDS

Semi-Annual Financials
& Other Information

June 30, 2025

Guinness Atkinson™ Funds

June 30, 2025

TABLE OF CONTENTS

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Alternative Energy Fund	3
Asia Focus Fund	5
China & Hong Kong Fund	7
Global Energy Fund	9
Global Innovators Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Guinness Atkinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.gafunds.com

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Electrification: 24.8%
7,033	Amphenol Corp.	$694,509
7,432	APTIV PLC*	507,011
14,586	Infineon Technologies AG	621,655
21,588	Johnson Matthey PLC	513,632
1,894	LG Chem Ltd.	295,917
2,386	NXP Semiconductors NV	521,317
8,115	ON Semiconductor Corp.*	425,307
14,325	Sensata Technologies Holding	431,326
		4,010,674
	Energy Efficiency: 20.8%
12,123	Ameresco*	184,148
27,976	Atlas Copco AB	453,999
1,146	Carlisle Cos Inc.	427,916
1,801	Hubbell Inc.	735,546
2,269	Installed Building Products Inc.	409,146
2,691	Owens Corning	370,066
1,761	Trane Technologies PLC	770,279
		3,351,100
	Renewable Energy Generation: 15.4%
468,000	China Longyuan Power Group Corp. - H Shares	422,317
41,558	Iberdrola SA	796,430
9,682	Nextera Energy Inc.	672,125
7,038	Ormat Technologies Inc.	589,503
		2,480,375
	Renewable Equipment Manufacturing: 39.2%
19,579	Canadian Solar Inc.*	216,152
2,220	Eaton Corp PLC	792,518
3,812	Enphase Energy Inc.*	151,146
2,765	First Solar Inc.*	457,718
4,762	Itron Inc.*	626,822
5,994	Legrand SA	802,710
8,242	Prysmian SpA	584,414
2,920	Schneider Electric SE	780,676
3,010	Siemens AG	771,426
12,124	Spie SA	680,516
16,548	Vestas Wind Systems A/S	249,680
686,200	Xinyi Solar Holdings Ltd.	218,594
		6,332,372

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Total Common Stocks
	(cost $18,307,804)	16,174,521

	Total Investments in Securities
	(cost $18,307,804): 100.2%	$16,174,521

	Liabilities less Other Assets: -0.2%	(26,599)

	Net Assets: 100.0%	$16,147,922

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 96.4%	Value
	Australia: 6.1%
34,519	Corporate Travel Management Ltd.	$314,740
19,149	Sonic Healthcare Ltd.	337,194
		651,934
	China: 59.8%
22,600	Alibaba Group Holding Ltd.	319,410
600	Alibaba Group Holding Ltd. - ADR	68,046
12,300	Autohome Inc. - ADR	317,217
3,400	Baidu Inc. - ADR*	291,584
270,000	China Medical System Holdings Ltd.	412,226
60,500	China Merchants Bank Co., Ltd. - H Shares	423,836
164,000	Geely Automobile Holdings Ltd.	335,242
111,000	Haitian International Holdings Ltd.	289,825
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	324,514
380	JD.com Inc. - CL A	6,228
11,260	JD.com Inc. - ADR	367,526
21,600	Meituan - Class B*	346,886
111,909	NARI Technology Co., Ltd. - A Shares	350,200
3,400	NetEase Inc. - ADR	457,572
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	312,421
29,900	Proya Cosmetics Co., Ltd.	345,087
143,200	Sany Heavy Industry Co., Ltd. - A Shares	359,001
44,600	Shenzhou International	318,188
417,000	Sino Biopharmaceutical Ltd.	280,974
7,200	Tencent Holdings Ltd.	463,571
		6,389,554
	Singapore: 3.8%
11,618	DBS Group Holdings Ltd.	410,661

	South Korea: 4.2%
10,050	Samsung Electronics Co., Ltd.	443,358

	Taiwan: 15.5%
12,000	Elite Material Co., Ltd.	364,044
4,000	Largan Precision Co., Ltd.	326,624
48,000	Shin Zu Shing Co., Ltd.	353,161
17,000	Taiwan Semiconductor Manufacturing Co., Ltd.	615,473
		1,659,302

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 96.4%	Value
	United States: 7.0%
2,003	Applied Materials Inc.	$366,689
1,367	Broadcom Inc.	376,813
		743,502

	Total Common Stocks
	(cost $7,556,773)	10,298,311

	Total Investments in Securities
	(cost $7,556,773): 96.4%	10,298,311

	Other Assets less Liabilities: 3.6%	390,340

	Net Assets: 100.0%	$10,688,651

*	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Appliances: 9.3%
238,800	Haier Smart Home Co., Ltd. - H Shares	$685,008
84,200	Midea Group Co., Ltd.	848,358
108,709	Zhejiang Supor Cookware - A Shares	794,763
		2,328,129
	Application Software: 3.2%
597,000	TravelSky Technology Ltd.	801,425

	Auto/Cars - Light Trucks: 3.9%
472,000	Geely Automobile Holdings Ltd.	964,844

	Auto/Truck Parts & Equipment: 3.7%
447,480	Weichai Power Co., Ltd. - H Shares	910,958

	Automobiles: 2.6%
42,000	BYD Co. Ltd.	653,287

	Commercial Banks: 3.8%
134,500	China Merchants Bank Co., Ltd. - H Shares	942,247

	E-Commerce/Services: 6.2%
24,500	Alibaba Group Holding Ltd.	346,263
4,201	Alibaba Group Holding Ltd. - ADR	476,435
1,352	JD.com Inc.	22,158
21,178	JD.com Inc. - ADR	691,250
		1,536,106
	Electrical Equipment: 3.1%
250,658	Hongfa Technology Co., Ltd.	781,574

	Electronic Components: 3.8%
292,289	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	946,808

	Energy-Alternate: 2.2%
299,370	Hangzhou First Applied Materials Co., Ltd.	541,037

	Finance: 3.9%
18,300	Hong Kong Exchanges & Clearing Ltd.	982,232

	Food-Dairy Products: 3.0%
190,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	740,468

	Home Furnishings: 2.6%
336,900	Suofeiya Home Collection - A Shares	658,616

The accompanying notes are an integral part of these financial statements

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Hotels, Restaurants & Leisure: 2.9%
45,300	Meituan-Class B*	$727,497

	Insurance: 7.5%
114,000	AIA Group Ltd.	1,027,974
134,000	Ping An Insurance Group Company of China Ltd. - H Shares	854,375
		1,882,349
	Internet Application Software: 4.5%
17,600	Tencent Holdings Ltd.	1,133,173

	Internet Content - Entertainment: 4.5%
8,275	NetEase Inc. - ADR	1,113,650

	Machinery: 15.9%
254,000	Haitian International Holdings Ltd.	663,204
225,468	NARI Technology Co., Ltd. - A Shares	705,564
298,497	Sany Heavy Industry Co., Ltd. - A Shares	748,329
124,300	Shandong Himile Mechanical Science & Technology Co., Ltd.	1,028,626
91,554	Shenzhen Inovance Technology Co., Ltd. - A Shares	824,624
		3,970,347
	Pharmaceuticals: 4.5%
1,647,500	Sino Biopharmaceutical Ltd.	1,110,084

	Real Estate Operations/Development: 3.3%
476,000	China Overseas Land & Investments Ltd.	830,303

	Retail-Apparel: 2.6%
90,000	Shenzhou International Group Holdings Ltd.	642,083

	Web Portals: 2.9%
8,510	Baidu Inc. - ADR*	729,818

	Total Common Stocks
	(cost $24,928,748)	24,927,035

	Total Investments in Securities
	(cost $24,928,748): 99.9%	24,927,035

	Other Assets less Liabilities: 0.1%	15,606

	Net Assets: 100.0%	$24,942,641

*	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Oil & Gas - Exploration & Production: 17.5%
10,981	Canadian Natural Resources Ltd.	345,033
4,312	ConocoPhillips	386,959
7,157	Devon Energy Corp.	227,664
2,055	Diamondback Energy Inc.	282,357
2,019	Diversified Energy Co PLC	29,993
195,196	EnQuest PLC	34,080
2,915	EOG Resources Inc.	348,663
77,272	Pharos Energy PLC	21,766
		1,676,515
	Oil & Gas - Field Services: 8.0%
6,517	Baker Hughes Company	249,862
9,809	Halliburton Company	199,908
9,762	Helix Energy Solutions Group, Inc.*	60,915
7,586	Schlumberger Ltd.	256,407
		767,092
	Oil & Gas - Integrated: 58.3%
79,110	BP PLC	394,462
18,759	Cenovus Energy Inc.	255,188
3,622	Chevron Corp.	518,634
22,746	Eni SpA	368,477
13,031	Equinor ASA	328,437
4,706	Exxon Mobil Corp.	507,307
19,118	Galp Energia Sgps Sa	350,252
5,387	Imperial Oil Ltd.	427,828
6,347	OMV AG	346,466
286,000	PetroChina Co., Ltd. - H Shares	246,531
24,198	Repsol SA	354,173
16,721	Shell PLC	589,662
10,744	Suncor Energy, Inc.	402,343
8,399	Total Energies SE	514,392
		5,604,152
	Oil & Gas - Pipelines and Transportation: 8.3%
8,179	Enbridge Inc.	370,672
14,661	Kinder Morgan Inc.	431,033
		801,705

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Oil Refining & Marketing: 5.8%
288,000	China Petroleum & Chemical	$151,082
3,004	Valero Energy, Corp.	403,798
		554,880

	Total Common Stocks
	(cost $10,949,946)	9,404,344

	Total Investments in Securities
	(cost $10,949,946): 97.9%	9,404,344

	Other Assets less Liabilities: 2.1%	206,482

	Net Assets: 100.0%	$9,610,826

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Application Software: 9.7%
9,600	Intuit Inc.	$7,561,248
13,640	Microsoft Corp.	6,784,672
18,224	salesforce.com Inc.	4,969,503
		19,315,423
	Computers: 2.6%
24,696	Apple Inc.	5,066,878

	Diversified Manufacturing Operations: 7.8%
27,930	Danaher Corp.	5,517,292
10,134	Roper Industries, Inc.	5,744,357
10,334	Thermo Fisher Scientific Inc.	4,190,024
		15,451,673
	E-Commerce: 3.4%
30,516	Amazon.com Inc.*	6,694,905

	Electronic Components - Semiconductor: 11.7%
82,343	Amphenol Corp.	8,131,371
163,761	Infineon Technologies AG	6,979,489
50,938	NVIDIA Corp.	8,047,695
		23,158,555
	Enterprise Software/Services: 2.3%
12,037	Adobe Inc.*	4,656,875

	Finance - Other Services: 14.5%
39,309	Intercontinental Exchange, Inc.	7,212,022
47,883	London Stock Exchange Group PL	6,988,526
13,058	Mastercard Inc .	7,337,813
20,297	Visa Inc.	7,206,450
		28,744,811
	Internet Content: 8.0%
10,332	Meta Platforms Inc. - Class A	7,625,946
6,224	Netflix Inc.*	8,334,745
		15,960,691

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Machinery - Electric Utility: 6.4%
102,708	ABB Ltd.	$6,138,433
35,740	AMETEK Inc.	6,467,510
		12,605,943
	Medical Instrument: 6.1%
71,031	Medtronic PLC	6,191,772
106,869	Siemens Healthineers AG	5,933,977
		12,125,749

	Pharmaceutical: 2.2%
62,928	Novo Nordisk A/S	4,347,717

	Power Conversion/Supply Equipment: 3.2%
23,655	Schneider Electric SE	6,324,273

	Retail - Apparel: 3.9%
636,400	ANTA Sports Products Ltd.	7,697,517

	Semiconductor: 13.9%
31,311	Applied Materials Inc.	5,732,105
8,172	KLA-Tencor Corp.	7,319,987
69,422	Lam Research Corp.	6,757,537
34,412	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,793,974
		27,603,603
	Web Portals: 3.0%
33,807	Alphabet Inc. - A Shares	5,957,808

	Total Common Stocks
	(cost $92,233,595)	195,712,421

	Total Investments in Securities
	(cost $92,233,595): 98.7%	195,712,421

	Other Assets less Liabilities: 1.3%	2,669,970

	Net Assets: 100.0%	$198,382,391

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2025 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Assets
Investments in securities, at cost	$18,307,804	$7,556,773	$24,928,748
Investments in securities, at value	$16,174,521	$10,298,311	$24,927,035
Cash	-	365,385	-
Cash denominated in foreign currency (cost of $4,762, $40,710, and $47,472, respectively)	4,906	40,772	47,504
Receivables:
Fund shares sold	541	-	-
Dividends and interest	32,998	20,028	134,011
Tax reclaim	17,393	-	-
Due from Adviser, net	1,501	-	-
Prepaid expenses	11,948	10,572	4,887
Total Assets	16,243,808	10,735,068	25,113,437

Liabilities
Overdraft due to custodian bank	52,250	-	44,663
Payable for Fund shares redeemed	2,670	-	54,131
Due to Adviser, net	-	6,234	21,034
Accrued administration fees	1,286	246	2,953
Accrued shareholder servicing plan fees	2,520	2,204	4,631
Audit fees	10,024	13,398	13,398
CCO fees	1,386	1,972	2,677
Custody fees	3,026	2,379	3,114
Fund Accounting fees	1,785	4,239	2,964
Legal fees	5,702	2,920	3,800
Miscellaneous fees	657	598	753
Printing fees	5,972	4,987	5,520
Transfer Agent fees	8,461	7,073	10,533
Trustee fees	147	167	625
Total Liabilities	95,886	46,417	170,796

Net Assets	$16,147,922	$10,688,651	$24,942,641

Composition of Net Assets
Paid-in capital	$49,191,474	$6,988,601	$29,008,445
Total distributable earnings (loss)	(33,043,552)	3,700,050	(4,065,804)
Net Assets	$16,147,922	$10,688,651	$24,942,641

Number of shares issued and outstanding (unlimited shares authorized, no par value)	2,862,220	612,324	1,752,453

Net asset value per share	$5.64	$17.46	$14.23

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2025 (Unaudited)

	Global Energy Fund	Global Innovators Fund
Assets
Investments in securities, at cost	$10,949,946	$92,233,595
Investments in securities, at value	$9,404,344	$195,712,421
Cash	150,306	2,583,259
Cash denominated in foreign currency (cost of $13,767, and $39,282, respectively)	13,775	39,847
Receivables:
Fund shares sold	-	92,198
Dividends and interest	28,124	169,617
Tax reclaim	42,051	304,058
Due from Adviser, net	689	-
Prepaid expenses	13,629	27,282
Total Assets	9,652,918	198,928,682

Liabilities
Payable for Fund shares redeemed	6,006	361,896
Due to Adviser, net	-	99,836
Accrued administration fees	907	3,810
Accrued shareholder servicing plan fees	2,955	17,380
Audit fees	13,398	13,398
CCO fees	1,802	3,458
Custody fees	784	867
Fund accounting fees	1,808	2,205
Legal fees	2,079	15,608
Miscellaneous fees	211	382
Printing fees	5,536	8,029
Transfer agent fees	6,474	18,014
Trustee fees	132	1,408
Total Liabilities	42,092	546,291

Net Assets	$9,610,826	$198,382,391

Composition of Net Assets
Paid-in capital	$37,161,301	$79,644,737
Total distributable earnings (loss)	(27,550,475)	118,737,655
Net Assets	$9,610,826	$198,382,392

Number of shares issued and outstanding (unlimited shares authorized, no par value)	425,118	-
Net asset value per share	$22.61	-
Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding		$159,610,266
Shares of beneficial interest issued and outstanding		2,595,988
Net asset value per share		$61.48

Institutional Class shares:
Net assets applicable to shares outstanding		$38,772,125
Shares of beneficial interest issued and outstanding		616,094
Net asset value per share		$62.93

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Investment Income
Dividends*	$163,431	$140,734	$481,293
Total income	163,431	140,734	481,293

Expenses
Advisory fees	65,432	49,385	122,067
Shareholder servicing plan fees	11,424	3,926	12,050
Transfer agent fees and expenses	13,348	10,128	18,351
Fund accounting fee and expenses	1,947	1,954	3,115
Administration fees	3,272	2,370	5,824
Custody fees and expenses	8,462	6,446	9,180
Audit fees	9,927	13,550	13,396
Legal fees	11,471	5,768	13,086
Registration fees	8,775	9,728	10,731
Printing	5,423	4,950	5,831
Trustees' fees and expenses	6,119	4,265	7,081
Insurance	1,062	626	1,614
CCO fees and expenses	3,424	3,602	5,015
Miscellaneous	3,109	2,931	2,550
Interest expense	410	98	1,011
Total expenses	153,605	119,727	230,902
Less: fees waived and expenses absorbed	(63,225)	(21,847)	-
Net expenses	90,380	97,880	230,902
Net Investment Income (Loss)	73,051	42,854	250,391

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(2,704,066)	964,234	(2,142,287)
Foreign currency	(2,261)	1,472	(2,081)
	(2,706,327)	965,706	(2,144,368)
Net change in unrealized appreciation (depreciation) on:
Investments	4,287,150	367,305	4,591,884
Foreign currency	2,337	190	41
	4,289,487	367,495	4,591,925

Net realized and unrealized gain (loss) on investments and foreign currency	1,583,160	1,333,201	2,447,557
Net Increase (Decrease) in Net Assets from Operations	$1,656,211	$1,376,055	$2,697,948

*	Net of foreign tax withheld of $12,168, $7,677, and $33,559, respectively.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	Global Energy Fund	Global Innovators Fund
Investment Income
Dividends*	$238,152	$1,125,947
Total income	238,152	1,125,947

Expenses
Advisory fees	35,594	724,457
Shareholder servicing plan fees	7,285	-
Investor Class	-	141,337
Transfer agent fees and expenses	10,525	-
Investor Class	-	31,882
Institutional Class	-	11,063
Fund accounting fee and expenses	2,401	12,158
Administration fees	2,278	48,960
Institutional Class	-	2,480
Custody fees and expenses	6,422	10,166
Audit fees	13,129	13,393
Legal fees	5,691	131,642
Registration fees	8,927	-
Investor Class	-	11,894
Institutional Class	-	10,067
Printing	5,866	12,041
Trustees' fees and expenses	4,501	31,833
Insurance	762	6,874
CCO fees and expenses	3,479	21,479
Miscellaneous	1,987	8,158
Interest expense	50	3,379
Total expenses	108,897	1,233,263
Less: fees waived and expenses absorbed	(40,033)	(85,865)
Net expenses	68,864	1,147,398
Net Investment Income (Loss)	169,288	(21,451)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(333,178)	9,148,961
Foreign currency	(296)	(9,285)
	(333,474)	9,139,676
Net change in unrealized appreciation (depreciation) on:
Investments	681,982	9,578,537
Foreign currency	4,919	42,710
	686,901	9,621,247

Net realized and unrealized gain (loss) on investments and foreign currency	353,427	18,760,923
Net Increase (Decrease) in Net Assets from Operations	$522,715	$18,739,472

*	Net of foreign tax withheld of $20,261, and $63,423, respectively.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Energy Fund		Asia Focus Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2025†	December 31, 2024	June 30, 2025†	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$73,051	$46,936	$42,854	$48,185
Net realized gain (loss) on:
Investments	(2,704,066)	975,559	964,234	161,046
Foreign currency	(2,261)	(1,189)	1,472	(370)
Net change in unrealized appreciation (depreciation) on:
Investments	4,287,150	(3,865,848)	367,305	203,426
Foreign currency	2,337	(844)	190	(177)
Net increase (decrease) in net assets resulting from operations	1,656,211	(2,845,386)	1,376,055	412,110

Distributions to Shareholders
Net dividends and distributions	-	(45,445)	-	(149,729)
Return of capital	-	(4,905)	-	-
Total distributions to shareholders	-	(50,350)	-	(149,729)

Capital Transactions
Proceeds from shares sold	384,156	3,822,236	6,063	166,160
Reinvestment of distributions	-	48,002	-	120,327
Cost of shares redeemed	(4,636,965)	(10,775,504)	(481,841)	(1,655,626)
Net change in net assets from capital transactions	(4,252,809)	(6,905,266)	(475,778)	(1,369,139)

Total increase (decrease) in net assets	(2,596,598)	(9,801,002)	900,277	(1,106,758)

Net Assets
Beginning of period	18,744,520	28,545,522	9,788,374	10,895,132
End of period	$16,147,922	$18,744,520	$10,688,651	$9,788,374

Capital Share Activity
Shares sold	78,982	686,712	374	10,460
Shares issued on reinvestment	-	9,074	-	7,793
Shares redeemed	(945,168)	(1,958,257)	(29,978)	(111,226)
Net increase (decrease) in shares outstanding	(866,186)	(1,262,471)	(29,604)	(92,973)

†	Unaudited

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	China & Hong Kong Fund
	Six Months Ended	Year Ended
	June 30, 2025†	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$250,391	$275,731
Net realized gain (loss) on:
Investments	(2,142,287)	(1,433,294)
Foreign currency	(2,081)	485
Net change in unrealized appreciation (depreciation) on:
Investments	4,591,884	889,914
Foreign currency	41	101
Net decrease in net assets resulting from operations	2,697,948	(267,063)

Distributions to Shareholders
Net dividends and distributions	-	(270,001)
Total distributions to shareholders	-	(270,001)

Capital Transactions
Proceeds from shares sold	355,198	1,227,894
Reinvestment of distributions	-	253,197
Cost of shares redeemed	(1,885,499)	(5,785,580)
Net change in net assets from capital transactions	(1,530,301)	(4,304,489)

Total decrease in net assets	1,167,647	(4,841,553)

Net Assets
Beginning of period	23,774,994	28,616,547
End of period	$24,942,641	$23,774,994

Capital Share Activity
Shares sold	25,180	91,532
Shares issued on reinvestment	-	19,432
Shares redeemed	(138,966)	(468,850)
Net decrease in shares outstanding	(113,786)	(357,886)

†	Unaudited

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Energy Fund
	Six Months Ended	Year Ended
	June 30, 2025†	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$169,288	$293,604
Net realized gain (loss) on:
Investments	(333,178)	358,726
Foreign currency	(296)	(744)
Net change in unrealized appreciation (depreciation) on:
Investments	681,982	(709,237)
Foreign currency	4,919	(2,425)
Net increase (decrease) in net assets resulting from operations	522,715	(60,076)

Distributions to Shareholders
Net dividends and distributions	-	(650,040)
Total distributions to shareholders	-	(650,040)

Capital Transactions
Proceeds from shares sold	698,830	1,436,156
Reinvestment of distributions	-	614,234
Cost of shares redeemed	(1,379,054)	(3,669,057)
Net change in net assets from capital transactions	(680,224)	(1,618,667)

Total decrease in net assets	(157,509)	(2,328,783)

Net Assets
Beginning of period	9,768,335	12,097,118
End of period	$9,610,826	$9,768,335

Capital Share Activity
Shares sold	33,562	60,369
Shares issued on reinvestment	-	27,996
Shares redeemed	(63,375)	(151,182)
Net decrease in shares outstanding	(29,813)	(62,817)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Innovators Fund
	Six Months Ended	Year Ended
	June 30, 2025†	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(21,451)	$(463,035)
Net realized gain (loss) on:
Investments	9,148,961	29,645,523
Foreign currency	(9,285)	(17,668)
Net change in unrealized appreciation (depreciation) on:
Investments	9,578,537	6,850,200
Foreign currency	42,710	(21,410)
Net increase in net assets resulting from operations	18,739,472	35,993,610

Distributions to Shareholders
Net dividends and distributions:
Investor Class	-	(17,802,827)
Institutional Class	-	(5,319,820)
Total distributions to shareholders	-	(23,122,647)

Capital Transactions
Proceeds from shares sold:
Investor Class	3,278,165	14,132,438
Institutional Class	808,908	8,569,285
Reinvestment of distributions:
Investor Class	-	17,189,254
Institutional Class	-	3,524,512
Cost of shares redeemed:
Investor Class	(15,015,788)	(21,724,823)
Institutional Class	(12,602,248)	(15,277,160)
Net change in net assets from capital transactions	(23,530,963)	6,413,506

Total increase in net assets	(4,791,491)	19,284,469

Net Assets
Beginning of period	203,173,883	183,889,414
End of period	$198,382,391	$203,173,883

Capital Share Activity
Shares sold:
Investor Class	58,089	240,498
Institutional Class	14,059	141,047
Shares issued on reinvestment:
Investor Class	-	297,032
Institutional Class	-	59,586
Shares redeemed:
Investor Class	(265,280)	(366,866)
Institutional Class	(222,253)	(248,209)
Net increase in shares outstanding	(415,385)	123,088

†	Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
Alternative Energy Fund	June 30, 2025†		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.03		$5.72	$5.86	$6.71	$6.19	$3.32

Income from investment operations:
Net investment income (loss)	0.03		0.01	(0.02)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		(0.69)	(0.12)	(0.80)	0.58	2.90
Total from investment operations	0.61		(0.68)	(0.14)	(0.85)	0.52	2.87

Less distributions:
From net investment income	-		(0.01)	-	-	-	-
From net realized gain	-		-	-	-	-	-
Return of capital	-		- (1)	-	-	-
Total distributions	-		(0.01)	-	-	-	-

Net asset value, end of period	$5.64		$5.03	$5.72	$5.86	$6.71	$6.19

Total return	12.13	%(2)	(11.85%)	(2.39)%	(12.67%)	8.40%	86.45%

Ratios/supplemental data:
Net assets, end of period (millions)	$16.1		$18.7	$28.5	$27.5	$32.2	$26.9

Ratio of expenses to average net assets:
Before fee waived/recaptured	1.88	%(3)	1.76%	1.79%	1.90%	1.73%	2.46%
After fees waived/recaptured (4)	1.11	%(3)(5)	1.10%	1.48%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	0.12	%(3)	(0.47%)	(0.62%)	(0.79%)	(0.61%)	(1.40%)
After fees waived/recaptured	0.89	%(3)	0.19%	(0.31%)	(0.87%)	(0.86%)	(0.92%)

Portfolio turnover rate	12.44	%(2)	14.74%	16.38%	17.75%	29.03%	35.00%

†	Unaudited

(1)	Amount represents less than $0.01 per share.

(2)	Not annualized

(3)	Annualized

(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.10%, prior to June 1, 2023, the limit on operating expenses was 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

(5)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the period ended June 30, 2025.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
Asia Focus Fund	June 30, 2025†		2024		2023	2022	2021	2020
Net asset value, beginning of period	$15.25		$14.83		$14.17	$20.36	$23.76	$20.03

Income from investment operations:
Net investment income (loss)	0.07		0.08		0.07	0.02	(0.08)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		0.57		0.76	(5.73)	(1.46)	5.09
Total from investment operations	2.21		0.65		0.83	(5.71)	(1.54)	5.10

Less distributions:
From net investment income	-		(0.07)		(0.02)	-	-	(0.10)
From net realized gain	-		(0.16)		(0.15)	(0.48)	(1.86)	(1.27)
Total distributions	-		(0.23)		(0.17)	(0.48)	(1.86)	(1.37)

Redemption fee proceeds	-		-		-	-	-	- (1)

Net asset value, end of period	$17.46		$15.25		$14.83	$14.17	$20.36	$23.76

Total return	14.43	%(2)	4.36%		5.95%	(28.03)%	(6.32)%	25.93%

Ratios/supplemental data:
Net assets, end of period (millions)	$10.7		$9.8		$10.9	$11.0	$16.4	$19.1

Ratio of expenses to average net assets:
Before fees waived	2.42	%(3)	2.50%		2.43%	2.36%	1.89%	2.21%
After fees waived (4)	1.98	%(3)	1.99	%(5)	1.98%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.43	%(3)	(0.04%)		(0.03%)	(0.26%)	(0.26%)	(0.24%)
After fees waived	0.87	%(3)	0.47%		0.42%	0.12%	(0.35%)	(0.01%)

Portfolio turnover rate	12.21	%(2)	6.18%		4.04%	6.00%	29.05%	30.24%

†	Unaudited

(1)	Amount represents less than $0.01 per share.

(2)	Not annualized

(3)	Annualized

(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

(5)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
China & Hong Kong Fund	June 30, 2025†		2024		2023		2022		2021	2020
Net asset value, beginning of period	$12.74		$12.87		$15.16		$20.05		$25.92	$23.49

Income from investment operations:
Net investment income	0.15		0.15		0.07		0.08		0.05	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		(0.14)		(2.26)		(4.84)		(1.83)	3.20
Total from investment operations	1.49		0.01		(2.19)		(4.76)		(1.78)	3.36

Less distributions:
From net investment income	-		(0.14)		(0.10)		(0.05)		(0.07)	(0.20)
From net realized gain	-		-		-		(0.08)		(4.02)	(0.73)
Total distributions	-		(0.14)		(0.10)		(0.13)		(4.09)	(0.93)

Redemption fee proceeds	-		-	(1)	-		-		- (1)	-	(1)

Net asset value, end of period	$14.23		$12.74		$12.87		$15.16		$20.05	$25.92

Total return	11.70	%(2)	0.07%		(14.46%)		(23.71%)		(6.70%)	14.54%

Ratios/supplemental data:
Net assets, end of period (millions)	$24.9		$23.8		$28.6		$38.1		$56.7	$66.5

Ratio of expenses to average net assets: (4)	1.89	%(3)(5)	1.94	%(5)	1.82	%(5)	1.71	%(5)	1.50%	1.60	%(5)

Ratio of net investment income to average net assets:	2.05	%(3)	1.08%		0.36%		0.45%		0.20%	0.59%

Portfolio turnover rate	13.77	%(2)	8.63%		5.18%		17.46%		29.82%	45.40%

†	Unaudited

(1)	Amount represents less than $0.01 per share.

(2)	Not annualized

(3)	Annualized

(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

(5)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the six months ended June 30, 2025 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended December 31, 2024, 2023, 2022 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
Global Energy Fund	June 30, 2025†		2024		2023		2022		2021		2020
Net asset value, beginning of period	$21.47		$23.36		$23.78		$17.73		$12.47		$19.62

Income from investment operations:
Net investment income	0.40		0.77		0.95		0.74		0.49		0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		(1.14)		(0.36)		5.35		5.23		(7.15)
Total from investment operations	1.14		(0.37)		0.59		6.09		5.72		(6.70)

Less distributions:
From net investment income	-		(1.52)		(1.01)		(0.04)		(0.46)		(0.45)
From net realized gain	-		-		-		-		-		-
Total distributions	-		(1.52)		(1.01)		(0.04)		(0.46)		(0.45)

Net asset value, end of period	$22.61		$21.47		$23.36		$23.78		$17.73		$12.47

Total return	5.31	%(1)	(1.72%)		2.60%		34.33%		45.98%		(34.22%)

Ratios/supplemental data:
Net assets, end of period (millions)	$9.6		$9.8		$12.1		$16.2		$12.3		$8.7

Ratio of expenses to average net assets
Before fees waived/recaptured	2.29	%(2)	2.13%		2.13%		1.91%		1.99%		2.56%
After fees waived/recaptured (3)	1.45	%(2)	1.46	%(4)	1.47	%(4)	1.46	%(4)	1.46	%(4)	1.46	%(4)

Ratio of net investment income to average net assets
Before fees waived/recaptured	2.73	%(2)	1.91%		2.01%		2.55%		2.40%		2.39%
After fees waived/recaptured	3.57	%(2)	2.58%		2.67%		3.00%		2.93%		3.49%

Portfolio turnover rate	0.00	%(1)	9.97%		10.45%		70.54%		49.58%		15.49%

†	Unaudited

(1)	Not annualized

(2)	Annualized

(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.45%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

(4)	If interest expense had been excluded, expenses would have been lowered by 0.01%, 0.02%, 0.01%, 0.01% and 0.01% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
Global Innovators Fund - Investor Class	June 30, 2025†		2024	2023	2022	2021	2020
Net asset value, beginning of period	$55.73		$52.25	$39.01	$62.04	$60.53	$45.66

Income from investment operations:
Net investment income (loss)	(0.02)		(0.16)	(0.14)	(0.07)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	$12.76		$10.63	15.39	(18.08)	12.77	16.53
Total from investment operations	12.74		10.47	15.25	(18.15)	12.57	16.47

Less distributions:
From net investment income	-		-	-	-	-	-
From net realized gain	-		(6.99)	(2.01)	(4.88)	(11.06)	(1.60)
Total distributions	(6.99)		(6.99)	(2.01)	(4.88)	(11.06)	(1.60)

Net asset value, end of period	$61.48		$55.73	$52.25	$39.01	$62.04	$60.53

Total return	10.32	%(1)	19.54%	39.34%	(29.67%)	21.52%	36.17%

Ratios/supplemental data:
Net assets, end of period (millions)	$159.6		$156.2	$137.5	$100.7	$161.4	$147.8

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.30	%(2)	1.25%	1.28%	1.27%	1.17%	1.24%
After fees waived/recaptured (3)	1.24	%(2)	1.24%	1.24%	1.24%	1.24%	1.24%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.14	%)(2)	(0.29%)	(0.34%)	(0.17%)	(0.25%)	(0.10%)
After fees waived/recaptured	(0.08	%)(2)	(0.28%)	(0.30%)	(0.14%)	(0.32%)	(0.10%)

Portfolio turnover rate	0.92	%(1)	25.34%	8.77%	14.66%	19.01%	14.44%

†	Unaudited

(1)	Not annualized.

(2)	Annualized.

(3)	The Adviser has contractually agreed to limit the operating expenses to 1.24% excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months
Global Innovators Fund - Institutional Class	Ended		Year Ended December 31,
	June 30, 2025†		2024	2023	2022	2021	2020
Net asset value, beginning of period	$56.97		$53.16	$39.56	$62.68	$60.89	$45.84

Income from investment operations:
Net investment income (loss)	0.05		(0.02)	(0.02)	0.06	(0.04)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	$5.91		10.82	15.63	(18.30)	12.89	16.60
Total from investment operations	5.96		10.80	15.61	(18.24)	12.85	16.67

Less distributions:
From net investment income	-		-	-	-	-	(0.02)
From net realized gain	-		(6.99)	(2.01)	(4.88)	(11.06)	(1.60)
Total distributions	-		(6.99)	(2.01)	(4.88)	(11.06)	(1.62)

Net asset value, end of period	$62.93		$56.97	$53.16	$39.56	$62.68	$60.89

Total return	10.46	%(1)	19.83%	39.70%	(29.51%)	21.86%	36.46%

Ratios/supplemental data:
Net assets, end of period (millions)	$38.8		$47.0	$46.3	$33.6	$64.6	$55.2

Ratio of expenses to average net assets:
Before fees waived	1.17	%(2)	1.10%	1.13%	1.10%	0.99%	1.07%
After fees waived (3)	0.99	%(2)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.01	%)(2)	(0.14%)	(0.19%)	0.01%	(0.08%)	0.06%
After fees waived	0.17	%(2)	(0.03%)	(0.05%)	0.12%	(0.08%)	0.14%

Portfolio turnover rate	0.92	%(1)	25.34%	8.77%	14.66%	19.01%	14.44%

†	Unaudited

(1)	Not annualized.

(2)	Annualized.

(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund's Institutional Class to 0.99%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers nine separate, series portfolios, each of which has a unique investment objective and strategies. This report covers the five open-end mutual funds: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Each Fund is a diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund began operations on March 31, 2006. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financials Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 - Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts ("forward contracts") to hedge against foreign exchange fluctuations on foreign-denominated investments under which they are obligated to exchange currencies at specific future dates and at specified rates. All commitments are "marked-to-market" daily and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Funds record realized gains or losses at the time the forward contract is settled. Risks may arise upon entering these contracts from the potential inability of a counter party to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. Counterparties to these contracts are major U.S. financial institutions. Please refer to Note 8 for further information on forward foreign currency contracts held in each Fund.

C.	Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

D.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

E.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

F.	Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method. Expenses such as distribution and service fees, transfer agent fees and expenses with respect to the Global Innovators Fund, that are specific to individual share classes are accrued directly to the respective share class.

G.	Cash overdraft. Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Payables, if any, are reflected as Overdraft Due to Custodian Bank in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Interest Expense in the Statements of Operations.

H.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

I.	Other Risks.

China Currency Risk. The Funds’ investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

J.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K.	Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L.	Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 2020 through 2023, and as of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates based upon the average daily net assets of the Funds:

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Alternative Energy Fund	0.80%
Asia Focus Fund	1.00%
China & Hong Kong Fund	1.00%
Global Energy Fund	0.75%
Global Innovators Fund	0.75% on the 1st $250 million, 0.50% thereafter

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N1-A), fees and expenses related to services for reclamation or recollection of foreign taxes withheld, dividends on short positions and extraordinary expenses) by reducing all or a portion of its fees and reimbursing the Fund for expenses so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limit	Expiration Date
Alternative Energy Fund	1.10%	June 30, 2028
Asia Focus Fund	1.98%	June 30, 2028
China & Hong Kong Fund	1.98%	June 30, 2028
Global Energy Fund	1.45%	June 30, 2028
Global Innovators Fund - Investor Class	1.24%	June 30, 2028
Global Innovators Fund - Institutional Class	0.99%	June 30, 2028

The expense ratios shown in the financial highlights may exceed these levels due to expenses incurred, but not covered by the expense limitation agreement.

To the extent that the Adviser waives fees and/or absorbs expenses it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed and recaptured previously waived subject to the applicable cap. For the period ended June 30, 2025, the Adviser waived fees and absorbed expenses as follows:

Fees waived and Expenses Absorbed
Alternative Energy Fund	$63,225
Asia Focus Fund	21,847
Global Energy Fund	40,033
Global Innovators Fund	85,865
Total	$210,970

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

At June 30, 2025, the Adviser may recapture a portion of the following amounts that had been paid and/or waived on behalf of the Funds no later than the dates as stated below:

	December 31,
Fund	2025	2026	2027	2028	Total
Alternative Energy Fund	$-	$69,017	$159,088	$63,225	$291,330
Asia Focus Fund	47,853	50,668	52,511	21,847	172,879
Global Energy Fund	74,959	87,577	76,515	40,033	279,084
Global Innovators Fund	78,183	98,690	63,891	85,865	326,629

Foreside Fund Services, LLC acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Mutual Fund Administration, LLC (the “Administrator”) acts as the Funds’ administrator under an administration agreement. The fees paid to the Administrator for the period ended June 30, 2025, are reported on the Statements of Operations.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds. The fees paid for CCO services for the year ended June 30, 2025, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2025, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 4 - Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Board of Trustees has not authorized the Funds to make payment under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 5 - Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of its daily average net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Global Innovators Fund – Institutional Class shares do not participate in the Shareholder Servicing Plan.

The fees paid under the Shareholder Servicing Plan for the period ended June 30, 2025, are reported on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Note 6 - Investment Transactions

The following table presents purchases and sales of securities during the period ended June 30, 2025, excluding short-term investments, to indicate the volume of transactions in each Fund.

	Purchases	Sales
Alternative Energy Fund	$2,036,306	$6,152,000
Asia Focus Fund	1,204,462	1,926,688
China & Hong Kong Fund	3,380,488	4,782,395
Global Energy Fund	-	522,005
Global Innovators Fund	1,795,827	25,565,935

The Funds did not purchase U.S. Government securities as a part of their long-term investment strategy during the period ended June 30, 2025.

Note 7 - Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds' assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Basic Materials	$809,548	$-	$-	$809,548
Consumer, Cyclical	916,157	-	-	916,157
Energy	1,293,289	-	-	1,293,289
Industrial	8,922,724	-	-	8,922,724
Technology	1,568,279	-	-	1,568,279
Utilities	2,664,523	-	-	2,664,523
Total Investments, at value	16,174,521	-	-	16,174,521
Total Assets	$16,174,521	$-	$-	$16,174,521

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$2,180,467	$-	$-	$2,180,467
Consumer, Cyclical	968,170	-	-	968,170
Consumer, Non-cyclical	1,989,820	-	-	1,989,820
Financial	1,146,918	-	-	1,146,918
Industrial	1,753,030	-	-	1,753,030
Technology	2,259,906	-	-	2,259,906
Total Investments, at value	10,298,311	-	-	10,298,311
Total Assets	$10,298,311	$-	$-	$10,298,311

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$4,126,593	$-	$-	$4,126,593
Consumer, Cyclical	6,959,342	-	-	6,959,342
Consumer, Non-cyclical	2,513,756	-	-	2,513,756
Energy	541,037	-	-	541,037
Financial	4,637,131	-	-	4,637,131
Industrial	5,035,526	-	-	5,035,526
Technology	1,113,650	-	-	1,113,650
Total Investments, at value	24,927,035	-	-	24,927,035
Total Assets	$24,927,035	$-	$-	$24,927,035

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Energy	$9,404,344	$-	$-	$9,404,344
Total Investments, at value	9,404,344	-	-	9,404,344
Total Assets	$9,404,344	$-	$-	$9,404,344

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$28,613,404	$-	$-	$28,613,404
Consumer, Cyclical	7,697,517	-	-	7,697,517
Consumer, Non-cyclical	26,180,782	-	-	26,180,782
Financial	28,744,811	-	-	28,744,811
Industrial	27,061,588	-	-	27,061,588
Technology	77,414,319	-	-	77,414,319
Total Investments, at value	195,712,421	-	-	195,712,421
Total Assets	$195,712,421	$-	$-	$195,712,421

Note 8 - Forward Foreign Currency Contracts

In order to hedge their portfolio and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Funds may enter into forward foreign currency contracts that obligate them to exchange currencies at specified future dates. At the maturity of a forward contract, a Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of the portfolio securities sold. It may also terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward values of amounts due are netted against the forward value of the currency to be delivered, and the net amount is shown as a receivable or payable in the financial statements. The Funds do not have any outstanding forward contracts as of June 30, 2025.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Note 9 - Tax Matters

As of June 30, 2025, the tax bases of investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Cost of investments for tax purposes	$18,307,804	$7,556,773	$24,928,748
Gross tax unrealized appreciation	3,285,046	4,099,655	5,649,649
Gross tax unrealized depreciation	(5,418,329)	(1,358,117)	(5,651,362)
Net tax unrealized appreciation (depreciation) on investments	(2,133,283)	2,741,538	(1,713)

	Global Energy Fund	Global Innovators Fund
Cost of investments for tax purposes	$10,949,946	$92,233,595
Gross tax unrealized appreciation	753,726	105,261,046
Gross tax unrealized depreciation	(2,299,328)	(1,782,220)
Net tax unrealized appreciation (depreciation) on investments	(1,545,602)	103,478,826

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2024, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
No Expiration Long-term	$27,723,921	$-	$1,743,325	$22,408,387	$-
No Expiration Short-term	164,750	-	135,167	3,362,134	-
Total	$27,888,671	$-	$1,878,492	$25,770,521	$-

For the year ended December 31, 2024, the Alternative Energy Fund and the Global Energy Fund, utilized capital losses carryforwards of $1,364,040 and $409,217, respectively.

Note 10 - New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 - Continued

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Guinness Atkinson Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121-9252

GUINNESS ATKINSON
FUNDS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of and Continuance of the Trust’s Investment Advisory Agreement

At a Board Meeting held on May 5, 2025, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Alternative Energy Fund, the Asia Focus Fund, the China & Hong Kong Fund, the Global Energy Fund, and the Global Innovators Fund, and the Adviser.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Agreement and their obligation to obtain and review information relevant and necessary to their consideration of the Agreement. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Agreement, the Independent Trustees received a separate report from the Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser; any fall-out benefits accruing to the Adviser; and information on the Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the Agreement with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Board discussed the fees payable by each Fund under the Agreement and the services provided by the Adviser to each Fund, and the Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year information regarding the Funds’ performance, including information about the Funds’ performance in comparison to peers and benchmarks, and analyses by the Adviser of the Funds’ performance. The Trustees also considered information about the nature, extent and quality of the services provided by the Adviser, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which the Funds invest. The Trustees also considered information gained from their experience as Trustees of the Funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to the Funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to reduce Fund expenses or improve services to the Funds, including the addition of research analysts and other operational personnel to support the Funds’ portfolio management and operations. The Trustees considered the impact of current market conditions on each Fund and the Fund complex. The Trustees also considered the general market performance in the prior year across market sectors and specifically in respect of each Fund’s specific sector or region focus, including the particular challenges or strengths of the markets in responding to global market events during the period.

1

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of Funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2025, and expense information as of March 31, 2025. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance and factors contributing to expenses. The Trustees also considered the Funds’ long-term performance records and the Adviser’s continued efforts to improve the Funds’ performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

Alternative Energy Fund

The Fund’s annual advisory fee (gross of waivers) was above the median advisory fees charged to comparable mutual funds in the Morningstar “Foreign Small/Mid Value” and annual total expenses paid by the Fund (net of fee waivers) were the same as peer group median. With respect to the performance results, the Meeting Materials indicated that the Fund’s annualized total returns for the one-, three- and ten-year period were below the peer group median returns. The Fund’s annualized total returns for the one-, three-, and ten-year periods were below the MSCI World NR Index returns, the Fund’s benchmark index. The Fund’s annualized total return for the five-year period was above the peer group median return but below the benchmark index return.

Asia Focus Fund

The Fund’s annual advisory fee (gross of waivers) was above the advisory fees charged to comparable mutual funds in the Morningstar “Pacific/Asia Ex-Japan Stock” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Meeting Materials indicated that the Fund’s annualized total return for the one-year period was above the peer group median return but below the MSCI AC Far East ex Japan Index return, the Fund’s benchmark index. The Fund’s annualized total returns for the three-, five-, and ten-year periods were below the peer group median returns. The Fund’s annualized total returns for three-, five-, and ten-year periods were below the benchmark index returns.

China & Hong Kong Fund

The Fund’s annual advisory fee (gross of waivers) was slightly above the advisory fees charged to comparable mutual funds in the Morningstar “China Region” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were below the peer group median returns. The Fund’s annualized total returns for the one-, three-, five- and ten-year periods were below the Hang Seng Composite Index returns, its benchmark index.

Global Energy Fund

The Fund’s annual advisory fee (gross of waivers) was the same as the median advisory fee charged to comparable mutual funds in the Morningstar “Equity Energy” category, and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were below the peer group median returns. The Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were below the MSCI World Energy Index returns, its benchmark index.

2

Global Innovators Fund

The Fund’s annual advisory fee (gross of waivers) was the same as the median advisory fee charged to comparable mutual funds in the Morningstar “Large Growth” category, and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was below the peer group return and the MSCI World NR Index return, one of its benchmark indices. The Fund’s annualized total returns for the three-, five-, and ten-year periods were above the peer group returns and the MSCI World NR Index returns. The Fund’s annualized total return for the three- year period was above the Nasdaq Composite Index, another one of its benchmark indices. The Fund’s annualized total returns for the one-, five, and ten-year periods were below the Nasdaq Composite Index returns.

With respect to each Fund, the Board discussed the fee and performance variations, as well as the Adviser’s explanations of contributing factors, and observed that the Adviser agreed to limit the Fund’s expense ratio through June 30, 2028, at a level at which it can maintain the viability of the Fund and provide stability to the Fund’s expenses during that period.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for the Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovators Fund. The Trustees also considered the Adviser’s efforts to lower the overall expenses for the Funds that have produced meaningful savings. The Board concluded that the profitability of each Fund to the Adviser, when positive, was reasonable.

Economies of Scale

The Board considered the size of each Fund and the Adviser’s willingness to use expense limitation agreements to reduce total annual fund operating expenses as evidence that the Adviser is sharing economies of scale before investment advisory fees are earned by the Adviser, for the benefit of shareholders. The Board also considered the Adviser’s willingness to institute breakpoints in the advisory fees as individual Funds reach higher asset levels.

After considering the factors described above, the Board and the Independent Trustees separately determined that based on the information they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Adviser to the Funds were satisfactory; the overall fee arrangement between the Trust, on behalf of each Fund, and the Adviser was fair and reasonable in light of the nature and quality of the services the Adviser provides to the Funds; and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement through May 31, 2026.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2011.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025